Intangible Assets (Details) - Schedule of Long-Term Growth Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Geo [Member]
Intangible Assets (Details) - Schedule of Long-Term Growth Rate [Line Items]
Long-Term Growth Rate
Leo [Member]
Intangible Assets (Details) - Schedule of Long-Term Growth Rate [Line Items]
Long-Term Growth Rate	2.00%	2.00%